Schedule of Investments - September 30, 2022
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 79.66%	Amount	Value
Advertising - 0.42%
Stagwell Global LLC
5.625%, 08/15/2029 (r)	$3,955,000	$3,260,403

Aerospace/Defense - 1.55%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	5,667,000	4,399,604
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	3,608,000	3,404,563
TransDigm, Inc.
6.250%, 03/15/2026 (r)	4,190,000	4,071,381
		11,875,548
Auto Loans - 0.65%
Ford Motor Credit Company LLC
5.113%, 05/03/2029	5,755,000	5,006,936

Auto Parts & Equipment - 1.67%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	5,443,000	4,776,940
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	4,842,000	4,169,658
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	4,331,000	3,839,258
		12,785,856
Banking - 0.41%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	3,456,000	3,175,891

Building & Construction - 2.59%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,969,000	4,345,715
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	5,232,000	3,883,557
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	4,671,000	4,209,012
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	3,866,000	3,351,745
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,023,000	4,066,515
		19,856,544
Building Materials - 2.85%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	5,069,000	4,316,532
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (r)	4,451,000	3,499,898
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	3,563,000	2,607,305
PGT Innovations, Inc.
4.375%, 10/01/2029 (r)	4,929,000	4,052,456
Standard Industries, Inc.
4.375%, 07/15/2030 (r)	6,150,000	4,719,571
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	2,740,000	2,689,547
		21,885,309
Cable & Satellite TV - 6.43%
Block Communications, Inc.
4.875%, 03/01/2028 (r)	4,811,000	4,176,309
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	11,837,000	10,386,967
4.750%, 02/01/2032 (r)	9,079,000	7,085,479
CSC Holdings LLC
5.750%, 01/15/2030 (r)	9,537,000	6,796,066
DISH DBS Corp.
5.750%, 12/01/2028 (r)	4,424,000	3,351,689
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	5,000,000	4,380,675
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	10,533,000	9,043,040
Ziggo BV
4.875%, 01/15/2030 (r)	5,224,000	4,135,632
		49,355,857
Chemicals - 4.71%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	4,317,000	3,853,598
Diamond BC BV
4.625%, 10/01/2029 (r)	4,670,000	3,258,726
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,991,000	2,488,318
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (r)	5,318,000	3,998,950
Mativ Holdings, Inc.
6.875%, 10/01/2026 (r)	5,894,000	5,208,233
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	3,964,000	3,280,983
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (r)	4,977,000	3,851,003
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	6,016,000	3,561,021
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	2,250,000	2,007,157
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	6,150,000	4,627,875
		36,135,864
Consumer - Products - 0.47%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	3,877,000	3,596,150

Consumer/Commercial/Lease Financing - 0.31%
Rent-A-Center, Inc.
6.375%, 02/15/2029 (r)	3,031,000	2,370,454

Diversified Capital Goods - 2.98%
General Electric Company
6.623% (3 Month LIBOR USD + 3.330%), Perpetual (b)	11,506,000	10,803,368
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,586,000	4,170,396
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (r)	3,227,000	3,015,334
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (r)	5,689,000	4,850,470
		22,839,568
Electric - Generation - 0.45%
Calpine Corp.
3.750%, 03/01/2031 (r)	4,433,000	3,476,004

Electric - Integrated - 0.61%
PG&E Corp.
5.250%, 07/01/2030	5,515,000	4,705,563

Electronics - 0.49%
Coherent Corp.
5.000%, 12/15/2029 (r)	4,525,000	3,754,031

Energy - Exploration & Production - 4.38%
California Resources Corp.
7.125%, 02/01/2026 (r)	3,349,000	3,153,134
Callon Petroleum Company
6.375%, 07/01/2026	3,721,000	3,359,858
Chesapeake Energy Corp.
6.750%, 04/15/2029 (r)	2,525,000	2,425,831
Civitas Resources, Inc.
5.000%, 10/15/2026 (r)	2,777,000	2,525,626
Crescent Energy Finance LLC
7.250%, 05/01/2026 (r)	3,111,000	2,802,171
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (r)	3,772,000	3,562,654
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	4,913,000	4,274,980
Kosmos Energy Ltd.
7.500%, 03/01/2028 (r)	2,320,000	1,825,457
Murphy Oil Corp.
6.375%, 07/15/2028	5,946,000	5,627,562
Penn Virginia Holdings LLC
9.250%, 08/15/2026 (r)	1,900,000	1,788,375
Southwestern Energy Company
4.750%, 02/01/2032	2,680,000	2,252,004
		33,597,652
Food - Wholesale - 1.24%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	4,959,000	3,909,304
HLF Financing Sarl LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (r)	2,280,000	1,629,972
Post Holdings, Inc.
4.500%, 09/15/2031 (r)	4,937,000	3,984,529
		9,523,805
Forestry/Paper - 1.47%
Ahlstrom-Munksjo Holding 3 Oy
4.875%, 02/04/2028 (r)	6,004,000	4,807,058
Mercer International, Inc.
5.125%, 02/01/2029	5,663,000	4,521,481
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	2,182,000	1,925,560
		11,254,099
Gaming - 4.64%
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	4,728,000	3,835,732
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	5,129,000	4,215,084
International Game Technology PLC
6.250%, 01/15/2027 (r)	3,447,000	3,343,590
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (r)	4,640,000	3,976,124
MGM Resorts International
5.500%, 04/15/2027	4,703,000	4,234,417
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc.
8.500%, 11/15/2027 (r)	3,000,000	3,230,625
Penn Entertainment, Inc.
5.625%, 01/15/2027 (r)	5,350,000	4,740,812
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (r)	5,130,000	4,120,493
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	5,636,000	3,899,548
		35,596,425
Gas Distribution - 5.11%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	4,939,000	4,578,068
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.000%, 04/01/2029 (r)	4,881,000	4,708,115
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	4,678,000	3,865,268
EQM Midstream Partners LP
7.500%, 06/01/2027 (r)	6,517,000	6,222,236
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	4,814,000	4,511,189
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	4,581,000	4,045,000
Kinetik Holdings LP
5.875%, 06/15/2030 (r)	4,452,000	4,085,885
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/2030	4,405,000	3,963,377
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (r)	3,846,000	3,198,410
		39,177,548
Health Facilities - 1.97%
CHS / Community Health Systems, Inc.
6.875%, 04/15/2029 (r)	1,880,000	912,256
5.250%, 05/15/2030 (r)	4,225,000	2,951,268
Encompass Health Corp.
4.750%, 02/01/2030	4,878,000	4,020,744
Tenet Healthcare Corp.
6.250%, 02/01/2027 (r)	4,560,000	4,265,812
6.125%, 06/15/2030 (r)	3,247,000	2,982,775
		15,132,855
Health Services - 0.88%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	4,905,000	3,961,786
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (r)	3,465,000	2,822,156
		6,783,942
Hotels - 1.58%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (r)	4,830,000	3,905,417
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,121,000	4,053,915
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,090,000	4,130,840
		12,090,172
Insurance Brokerage - 1.10%
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	5,513,000	4,588,484
Ryan Specialty Group LLC
4.375%, 02/01/2030 (r)	4,552,000	3,866,412
		8,454,896
Investments & Miscellaneous Financial Services - 0.85%
Armor Holdco, Inc.
8.500%, 11/15/2029 (r)	965,000	771,580
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	6,141,000	5,741,835
		6,513,415
Machinery - 0.45%
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	4,135,000	3,451,774

Media - Broadcast - 0.56%
Gray Escrow II, Inc.
5.375%, 11/15/2031 (r)	5,438,000	4,277,313

Media - Diversified - 0.89%
National CineMedia LLC
5.750%, 08/15/2026	6,365,000	1,396,608
5.875%, 04/15/2028 (r)	2,187,000	1,253,348
ZipRecruiter, Inc.
5.000%, 01/15/2030 (r)	5,191,000	4,201,855
		6,851,811
Media Content - 1.82%
News Corp.
3.875%, 05/15/2029 (r)	3,083,000	2,623,463
5.125%, 02/15/2032 (r)	4,857,000	4,271,756
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (r)	4,069,000	3,469,596
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,937,000	3,603,323
		13,968,138
Medical Products - 1.86%
Grifols Escrow Issuer SA
4.750%, 10/15/2028 (r)	4,956,000	3,839,214
Medline Borrower LP
3.875%, 04/01/2029 (r)	3,911,000	3,141,882
5.250%, 10/01/2029 (r)	3,731,000	2,824,106
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	4,531,000	4,454,990
		14,260,192
Metals/Mining Excluding Steel - 1.27%
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,430,000	3,986,163
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	6,526,000	5,747,178
		9,733,341
Oil Field Equipment & Services - 2.96%
Bristow Group, Inc.
6.875%, 03/01/2028 (r)	3,029,000	2,681,407
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	4,299,000	4,357,337
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	4,064,000	3,325,309
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	6,252,000	5,015,042
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	3,910,375	3,585,560
Valaris Ltd.
8.250% Cash or 12.000% PIK or 5.125% Cash & 5.125% PIK, 04/30/2028 (p) (r)	3,814,000	3,761,348
		22,726,003
Oil Refining & Marketing - 1.28%
Parkland Corp.
4.625%, 05/01/2030 (r)	5,727,000	4,651,870
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028	5,925,000	5,144,707
		9,796,577
Personal & Household Products - 1.61%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	4,220,000	3,778,912
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	5,276,000	3,925,765
The Scotts Miracle-Gro Company
4.375%, 02/01/2032	5,405,000	3,852,495
Spectrum Brands, Inc.
5.000%, 10/01/2029 (r)	950,000	757,891
		12,315,063
Pharmaceuticals - 1.57%
1375209 BC Ltd.
9.000%, 01/30/2028 (r)	998,000	995,505
Bausch Health Companies, Inc.
14.000%, 10/15/2030 (r)	349,000	191,950
6.125%, 02/01/2027 (r)	2,731,000	1,897,499
11.000%, 09/30/2028 (r)	1,770,000	1,433,700
Jazz Securities DAC
4.375%, 01/15/2029 (r)	3,250,000	2,814,370
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	5,734,000	4,706,639
		12,039,663
Real Estate Development & Management - 0.54%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	5,758,000	4,160,443

Recreation & Travel - 3.45%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	5,314,000	4,459,293
Carnival Corp.
4.000%, 08/01/2028 (r)	6,607,000	5,340,901
6.000%, 05/01/2029 (r)	4,320,000	2,843,791
10.500%, 06/01/2030 (r)	4,530,000	3,631,882
Royal Caribbean Cruises Ltd.
11.500%, 06/01/2025 (r)	2,250,000	2,394,068
11.625%, 08/15/2027 (r)	2,549,000	2,324,369
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	6,714,000	5,474,797
		26,469,101
Reinsurance - 0.79%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,416,983	6,063,985

Restaurants - 1.37%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	4,989,000	3,940,711
Dave & Buster’s, Inc.
7.625%, 11/01/2025 (r)	2,521,000	2,485,946
Papa John’s International, Inc.
3.875%, 09/15/2029 (r)	5,118,000	4,096,491
		10,523,148
Software/Services - 2.42%
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (r)	4,690,000	3,990,026
The Dun & Bradstreet Corp.
5.000%, 12/15/2029 (r)	2,695,000	2,228,954
NCR Corp.
6.125%, 09/01/2029 (r)	4,712,000	4,065,046
Twilio, Inc.
3.625%, 03/15/2029	4,870,000	3,939,659
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,081,000	4,378,242
		18,601,927
Specialty Retail - 2.64%
Academy Ltd.
6.000%, 11/15/2027 (r)	4,679,000	4,252,977
Kontoor Brands, Inc.
4.125%, 11/15/2029 (r)	5,408,000	4,317,095
Liberty Interactive LLC
8.250%, 02/01/2030	5,273,000	3,332,905
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	4,760,000	3,904,033
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	5,191,000	4,453,095
		20,260,105
Steel Producers/Products - 0.99%
ATI, Inc.
5.875%, 12/01/2027	3,639,000	3,317,130
Carpenter Technology Corp.
7.625%, 03/15/2030	4,476,000	4,316,565
		7,633,695
Support - Services - 0.44%
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,067,000	3,346,941

Technology Hardware & Equipment - 1.33%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	3,596,000	3,200,188
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,031,000	2,795,492
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	5,234,000	4,187,176
		10,182,856
Telecom - Satellite - 0.35%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	2,675,164

Telecom - Wireline Integrated & Services - 0.69%
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (r)	3,299,000	2,964,184
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500%, 02/15/2029 (r)	3,430,000	2,306,105
		5,270,289
Tobacco - 0.57%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	4,353,737
Total corporate bonds (Cost $728,113,153)		611,166,053

CONVERTIBLE BONDS - 0.55%
Hotels - 0.55%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	4,870,000	4,178,460
Total convertible bonds (Cost $4,870,000)		4,178,460

TERM LOANS - 8.52%
Advertising - 0.56%
AP Core Holdings II LLC
8.615% (1 Month LIBOR USD + 5.500%), 09/01/2027 (Acquired 07/21/2021, Cost $4,594,664) (b) (m)	4,645,256	4,320,088

Air Transportation - 0.54%
United Airlines, Inc.
6.533% (1 Month LIBOR USD + 3.750%), 04/21/2028 (Acquired 08/17/2022 - 08/18/2022, Cost $4,260,850) (b) (m)	4,307,000	4,129,035

Airlines - 0.64%
AAdvantage Loyalty IP Ltd.
7.460% (1 Month LIBOR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021 - 07/12/2022, Cost $5,191,219) (b) (m)	5,052,000	4,908,018

Cable & Satellite TV - 0.67%
DirecTV Financing LLC
8.115% (1 Month LIBOR USD + 5.000%), 08/02/2027 (Acquired 07/22/2021 - 08/17/2022, Cost $5,423,802) (b) (m)	5,519,455	5,155,530

Chemicals - 0.41%
Mativ Holdings, Inc.
6.875% (1 Month LIBOR USD + 3.750%), 04/20/2028 (Acquired 02/23/2021, Cost $3,323,925) (b) (m)	3,357,500	3,143,459

Health Services - 0.56%
FinThrive Software Intermediate Holdings, Inc.
7.115% (1 Month LIBOR USD + 4.000%), 12/18/2028 (Acquired 11/19/2021 - 07/13/2022, Cost $3,885,919) (b) (i) (m)	3,909,156	3,606,196
9.865% (1 Month LIBOR USD + 6.750%), 12/17/2029 (Acquired 11/19/2021, Cost $740,720) (b) (i) (m)	752,000	649,540
		4,255,736
Machinery - 0.60%
Granite US Holdings Corp.
7.688% (1 Month LIBOR USD + 4.000%), 09/30/2026 (Acquired 09/25/2019, Cost $4,633,009) (b) (m)	4,724,884	4,559,513

Oil Field Equipment & Services - 0.24%
Iracore International Holdings, Inc.
10.000% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992

Oil Refining & Marketing - 0.49%
Par Petroleum LLC
9.180% (3 Month LIBOR USD + 6.750%), 01/12/2026 (Acquired 02/13/2020 - 04/16/2021, Cost $3,762,443) (b) (m)	3,825,639	3,774,644

Personal & Household Products - 0.42%
Journey Personal Care Corp.
7.924% (1 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $4,979,102) (b) (m)	5,004,123	3,248,501

Pharmaceuticals - 0.99%
Covis Finco Sarl
10.203% (1 Month SOFR USD + 6.500%), 02/18/2027 (Acquired 02/14/2022, Cost $4,022,089) (b) (m)	4,428,450	3,531,689
Mallinckrodt International Finance SA
8.983% (3 Month LIBOR USD + 5.500%), 09/30/2027 (Acquired 12/23/2019 - 01/22/2020, Cost $4,466,369) (b) (m)	4,960,017	4,075,745
		7,607,434
Restaurants - 0.27%
Dave & Buster’s, Inc.
TBD (1 Month SOFR USD + 5.000%), 06/29/2029 (Acquired 08/02/2022, Cost $2,092,822) (b) (e) (m)	2,122,000	2,072,929

Software/Services - 1.12%
Central Parent, Inc.
6.610% (1 Month SOFR USD + 4.500%), 07/06/2029 (Acquired 06/09/2022 - 6/10/2022, Cost $4,455,154) (b) (m)	4,581,000	4,423,803
Syncapay, Inc.
10.174% (1 Month LIBOR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,189,684) (b) (m)	4,330,954	4,190,198
		8,614,001
Specialty Retail - 0.63%
Boardriders, Inc.
9.306% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $5,906,676) (b) (i) (m)	5,945,078	3,351,003
10.867% PIK (1 Month LIBOR USD + 8.000%), 04/23/2024 (Acquired 10/07/2020 - 08/09/2022, Cost $1,624,727) (b) (i) (m) (p)	1,624,727	1,494,749
		4,845,752
Support - Services - 0.38%
Drive Chassis Holdco LLC
9.178% (1 Month LIBOR USD + 6.750%), 04/10/2026 (Acquired 04/12/2019, Cost $2,836,811) (b) (m)	2,930,000	2,919,012
Total term loans (Cost $72,216,977)		65,380,644

CONVERTIBLE PREFERRED STOCKS - 0.43%	Shares
Building & Construction - 0.43%	Held
Fluor Corp., 6.500%	2,678	3,329,307
Total convertible preferred stocks (Cost $2,678,000)		3,329,307

PREFERRED STOCKS - 1.11%
Hotels - 0.21%
Pebblebrook Hotel Trust - Series F, 6.300%	85,621	1,621,662

Specialty Retail - 0.90%
Boardriders, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	6,905,320
Total preferred stocks (Cost $30,848,797)		8,526,982

COMMON STOCKS - 4.43%
Energy - Exploration & Production - 0.83%
Civitas Resources, Inc.	37,684	2,162,685
Jonah Energy Parent LLC (Acquired 12/31/2020, Cost $204,836) (f) (i) (m) (u)	13,656	237,341
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	8,969,064	717,525
Ranger Oil Corp.	98,195	3,088,233
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	164,899
		6,370,683
Metals/Mining Excluding Steel - 2.74%
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $32,793,156) (a) (f) (i) (m) (o) (u)	116,127	11,894,919
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $8,348,746) (a) (f) (i) (m) (u)	142	9,159,000
		21,053,919
Oil Field Equipment & Services - 0.86%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	6,572,792
Total common stocks (Cost $76,029,864)		33,997,394

Total long-term investments (Cost $914,756,791)		726,578,840

SHORT-TERM INVESTMENTS - 4.12%
Money Market Funds - 3.80%
JPMorgan U.S. Government Money Market Fund - Class IM, 2.71%^	29,126,829	29,126,829

	Principal
Time Deposits - 0.32%	Amount
Australia and New Zealand Banking Group Ltd., 2.43%, 10/03/2022*	$5,761	5,761
Banco Bilbao Vizcaya Argentaria SA, 2.43%, 10/03/2022*	2,483,295	2,483,295
		2,489,056
Total short-term investments (Cost $31,615,885)		31,615,885

Total investments - 98.82% (Cost $946,372,676)		758,194,725

Other assets in excess of liabilities - 1.18%		9,059,369

Net assets - 100.00%		$767,254,094

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2022.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued by the Advisor pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”) and the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $37,478,788, which represented 4.88% of net assets. See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $46,580,276, which represented 6.07% of net assets.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $100,314,915, which represented 13.07% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended September 30, 2022, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2022	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2022	Dividends	September 30, 2022
Iracore Investments Holdings, Inc.	$6,623,328	$-	$-	$-	$(50,536)	$6,572,792	$-	22,361
Metals Recovery Holdings LLC	18,508,369	-	-	-	(6,613,450)	11,894,919	-	116,127
PetroQuest Energy, Inc.	1,255,669	-	-	-	(538,144)	717,525	-	8,969,064
	$26,387,366	$-	$-	$-	$(7,202,130)	$19,185,236	$-

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $515,910,841, which represented 67.24% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate
TBD	- To be determined.
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of September 30, 2022.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an approved independent pricing service.

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services.

Fixed-income securities are generally valued at their evaluated mean prices obtained from an approved independent pricing service.  Pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the pricing services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange, the Fund generally utilizes an independent pricing service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$5,250,918
Preferred Stocks	1,621,662
Convertible Preferred Stocks	3,329,307
Money Market Funds	29,126,829
Time Deposits	2,489,056
Level 2 --- Other significant observable market inputs:
Convertible Bonds	4,178,460
Corporate Bonds	611,166,053
Term Loans	63,553,652
Level 3 --- Significant unobservable inputs:
Common Stocks:
Energy - Exploration & Production	1,119,765
Metals/Mining Excluding Steel	21,053,919
Oil Field Equipment & Services	6,572,792
Preferred Stocks:
Specialty Retail	6,905,320
Term Loans	1,826,992

Total Investments	$758,194,725

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2022:

	Fair Value at September 30, 2022	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$6,572,792	Market comparable companies	EBIT multiple	7.6x - 13.4x	Increase
	1,119,765	Market comparable companies	EBITDA multiple	2.1x - 6.1x (4.1x)	Increase
	21,053,919	Transaction price**	N/A	$102.43 - $64,500 ($28,117.04)	Increase
Total Common Stocks	28,746,476

Preferred Stocks	6,905,320	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	10%	Decrease
		Market comparable companies	EBITDA multiple	4.0x - 10.1x	Increase

Term Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	$37,478,788

* Unobservable inputs were weighted by the fair value of the investments.
** Fair value was determined based on recent acquisition or offer as the best measure of fair value with no material changes in operations of the related company since the transaction date.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Term Loans	Total
Balance at June 30, 2022	$36,442,562	$6,214,788	$1,826,992	$44,484,342
Purchases	-	-	-	-
Sales	-	-	-	-
Accrued discounts (premiums)	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/depreciation	(7,696,086)	690,532	-	(7,005,554)
Transfers into Level 3	-	-	-	-
Balance at September 30, 2022	$28,746,476	$6,905,320	$1,826,992	$37,478,788

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2022	$(7,696,086)	$690,532	$-	$(7,005,554)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2022, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2022, the Fund did not have any outstanding unfunded loan commitments.